Fair Value of Financial Instruments (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value of Financial Instruments [Abstract]
Fair Value of Level 3 Warrants	The following is a rollforward of the fair value of Level 3 items:
(in thousands)
Balance December 31, 2018	$126
Change in fair value	(126)
Balance as of September 30, 2019	$-

The following is a rollforward of the fair value of Level 3 warrants:

(in thousands)
Balance December 31, 2016	$1,843
Change in fair value	(1,475)
Exercise of warrants	(368)
Balance as of December 31, 2017	$-